Intangible assets	12 Months Ended
Jun. 30, 2025
Intangible Assets
Intangible assets

15. Intangible assets

	Databases A$	Websites A$	Patents & Trademarks A$	Capitalized development costs A$	Total A$
Balance at 1 July 2023	895,057	-	44,677	2,780,538	3,720,272
Additions	53,420	58,500	-	1,629,897	1,741,817
Disposals	-	-	(29,314)	-	(29,314)
Amortization expense	(288,595)	-	(3,230)	(935,984)	(1,227,809)
Balance at 30 June 2024	659,882	58,500	12,133	3,474,451	4,204,966

Balance at 1 July 2024	659,882	58,500	12,133	3,474,451	4,204,966
Additions	-	282,491	-	1,624,211	1,906,702
Disposals	-	-	-	-	-
Capitalized R&D Tax Incentive rebate FY24	-	(25,448)	-	(518,568)	(544,016)
Capitalized R&D Tax Incentive rebate FY25	-	-	-	(470,684)	(470,684)
Amortization expense	(236,255)	(8,872)	(3,231)	(1,213,816)	(1,462,174)
Balance at 30 June 2025	423,627	306,671	8,902	2,895,594	3,634,794

During the year ended 30 June 2025, the Company has capitalized a significant portion of its expenditure relating to the development of, amongst other things: a new AI-powered Voice Bot Application, continued development of its Articles Application, upgrades to its Pages Application including new SEO page structures, upgrades to the Platform’s user admin console, further development of its Search Accelerator technology and its use in “map pack” search results. The Company is commercializing this developed technology and accordingly, the development expense will be amortized over future periods.

Impairment analysis

The Group performs impairment testing of its intangible assets at each reporting date or whenever there is an indication that an asset may be impaired.

Impairment testing approach

Intangible assets are allocated to cash-generating units (CGUs) for the purpose of impairment testing, which represent the lowest level at which assets are monitored for internal management purposes. The Group has identified a single CGU, being the provision of search engine optimization and online marketing technology solutions.

The recoverable amount of the CGU is determined based on its value in use (VIU), calculated by discounting future cash flow projections based on financial forecasts approved by management. These forecasts reflect management’s best estimate of the economic conditions that will exist over the forecast period, including expected revenue growth, margin improvements, and capital expenditure requirements.

Cash flows beyond the five-year forecast period are extrapolated using a terminal growth rate that reflects the expected long-term growth of the industry and economy in which the Group operates.

Key assumptions used in impairment testing

Assumption	2025	Basis of determination
Forecast period	5 years	Based on financial forecasts
Revenue growth (CAGR)	15.3%	Based on historical performance and current market growth expectations
Terminal growth rate	0.0%	A conservative rate applied for impairment testing purposes. Although management anticipates long-term growth based on the scalability of the Group’s technology and market expansion plans, no terminal growth has been assumed to ensure a prudent valuation approach
Post-tax discount rate	16.0%	Based on the Group’s weighted average cost of capital (WACC) adjusted for specific risks

Management considers these assumptions to be consistent with external information sources and the Group’s current business strategy.

Comparative information for the year ended 30 June 2024 has not been presented as no impairment indicators were identified in the prior period and therefore no detailed impairment testing disclosures were required.

Impairment test results

The recoverable amount of the CGU exceeded its carrying amount by approximately $15.3 million as at 30 June 2025, and no impairment charge has been recognized during the current financial year (2024: nil).

Sensitivity analysis

The impairment test is sensitive to changes in key assumptions, particularly the discount rate, terminal growth rate and forecast cash flows. The following table illustrates the impact on the recoverable amount from reasonably possible changes in these assumptions, all other factors remaining constant:

Sensitivity scenario	Change	Impact on headroom
Increase in discount rate	+1.0%	Decrease headroom by $1.1 million
Decrease in terminal growth rate	-0.5%	Decrease headroom by $0.6 million
Decrease in forecast cash flows	-1.0%	Decrease headroom by $0.2 million